SHARE BASED COMPENSATION - Exercise Price - (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2021 Option $ / shares shares	Dec. 31, 2020 Option $ / shares shares	Dec. 31, 2019 Option $ / shares
SHARE BASED COMPENSATION
Number of share options | Option	37,090	38,373	33,882
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 38.39	$ 39.65	$ 39.70
Number of exercisable share option | Option	28,421	26,943
Weighted Average Exercise Price Exercisable	$ 39.87	$ 39.10
Shares available for future issuance | shares	25,037	8,999
22.00-23.27
SHARE BASED COMPENSATION
Number of share options | Option	3,378
Weighted average remaining contractual life	6 years
Weighted Average Exercise Price	$ 22.65
Number of exercisable share option | Option	30
Weighted Average Exercise Price Exercisable	$ 22.88
23.28-24.99
SHARE BASED COMPENSATION
Number of share options | Option	9
Weighted average remaining contractual life	6 years
Weighted Average Exercise Price	$ 29.29
30.00-34.99
SHARE BASED COMPENSATION
Number of share options | Option	4,694
Weighted average remaining contractual life	1 year
Weighted Average Exercise Price	$ 30.23
Number of exercisable share option | Option	4,672
Weighted Average Exercise Price Exercisable	$ 30.23
35.00-39.99
SHARE BASED COMPENSATION
Number of share options | Option	9,537
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 38.99
Number of exercisable share option | Option	6,024
Weighted Average Exercise Price Exercisable	$ 38.95
40.00-44.99
SHARE BASED COMPENSATION
Number of share options | Option	19,292
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 42.71
Number of exercisable share option | Option	17,516
Weighted Average Exercise Price Exercisable	$ 42.68
45.00-49.99
SHARE BASED COMPENSATION
Number of share options | Option	52
Weighted average remaining contractual life	4 years
Weighted Average Exercise Price	$ 48.15
Number of exercisable share option | Option	51
Weighted Average Exercise Price Exercisable	$ 48.16
50.00-54.27
SHARE BASED COMPENSATION
Number of share options | Option	128
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 52.39
Number of exercisable share option | Option	128
Weighted Average Exercise Price Exercisable	$ 52.39
Minimum | 22.00-23.27
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	22.63
Minimum | 23.28-24.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	25.00
Minimum | 30.00-34.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	30.00
Minimum | 35.00-39.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	35.00
Minimum | 40.00-44.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	40.00
Minimum | 45.00-49.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	45.00
Minimum | 50.00-54.27
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	50.00
Maximum | 22.00-23.27
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	24.99
Maximum | 23.28-24.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	29.99
Maximum | 30.00-34.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	34.99
Maximum | 35.00-39.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	39.99
Maximum | 40.00-44.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	44.99
Maximum | 45.00-49.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	49.99
Maximum | 50.00-54.27
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	$ 54.27